Regulated Operations (Tables)	12 Months Ended
Sep. 30, 2015
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Regulatory Assets and Liabilities
(In millions)	Regulatory Assets		Regulatory Liabilities
September 30,	2015	2014	2015	2014
Current:
Gas costs due from/to customers(a)	$1.7	$—	$22.6	$16.2
Interruptible sharing(a)	3.3	3.4	2.6	—
Revenue normalization mechanisms for Maryland and Virginia(a)	—	—	8.4	5.5
Plant recovery mechanisms	0.8	0.4	1.0	0.9
Total current	$5.8	$3.8	$34.6	$22.6
Deferred:
Accrued asset removal costs	$—	$—	$325.5	$327.4
Deferred gas costs(a)	190.7	191.3	—	—
Pension and other post-retirement benefits
Other post-retirement benefit costs—trackers(b)	0.1	—	—	—
Deferred pension costs—trackers(b)	38.0	45.1	—	—
ASC Topic 715 unrecognized costs/income(a)(c)
Pensions	173.9	147.9	—	—
Other post-retirement benefits	—	—	104.4	86.4
Total pension and other post-retirement benefits	212.0	193.0	104.4	86.4
Other
Income tax-related amounts due from/to customers(d)	31.7	30.4	4.2	4.8
Losses/gains on issuance and extinguishments of debt and interest-rate derivative instruments(a)(e)	11.1	12.0	1.6	1.7
Deferred gain on sale of assets(a)	—	—	1.4	1.4
Rights-of-way fees(a)	1.6	1.5	—	—
Business process outsourcing and related costs (a)	2.7	1.0	—	—
Nonretirement postemployment benefits(a)(f)	18.9	16.3	—	—
Deferred integrity management expenditures(a)(g)	5.1	2.7	—	—
Recoverable portion of abandoned LNG facility(a)	5.0	5.6	—	—
Environmental response costs(a,h)	1.8	0.6	—	—
Other regulatory expenses(a)	2.1	1.5	9.9	9.7
Total other	$80.0	$71.6	$17.1	$17.6
Total deferred	$482.7	$455.9	$447.0	$431.4
Total	$488.5	$459.7	$481.6	$454.0
(a) Washington Gas does not earn its overall rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.
(b) Relates to the District of Columbia jurisdiction.
(c) Refer to Note 10-Pension and Other Post-Retirement Benefit Plans for a further discussion of these amounts.
(d) This balance represents amounts due from customers for deferred tax liabilities related to tax benefits on deduction flowed directly to customers prior to the adoption of income tax normalization for ratemaking purposes.
(e) The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior fiscal years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements.
(f) Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates.
(g) This balance represents amounts for deferred expenditures associated with Washington Gas’ Distribution Integrity Management Program (DIMP) in Virginia.
(h) This balance represents allowed remediation expenditures at Washington Gas sites to be recovered through rates for Maryland and the District of Columbia. The recovery period is over several years.